SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Net operating losses	$ 6,641,861	$ 5,523,037
Assets impairment reserve	182,700	611,486
Others	(30,073)	(236,938)
Valuation allowance	(3,947,986)	(3,354,763)
Deferred tax assets, net	$ 2,846,502	$ 2,542,822